Summary of Significant Accounting Policie (Details) - Schedule of the shares of class A common stock reflected in the consolidated balance sheets as temporary equity - Kludein I Acquisition Corp. [Member] - USD ($)
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policie (Details) - Schedule of the shares of class A common stock reflected in the consolidated balance sheets as temporary equity [Line Items]
Gross proceeds for the Initial Public Offering (in Shares)		17,250,000
Gross proceeds for the Initial Public Offering		$ 172,500,000
Less:
Proceeds allocated to the initial fair value of Public Warrants		(6,210,000)
Class A common stock issuance costs		(9,527,789)
Fair value of Founder Shares attributable to Anchor Investor allocated to redeemable Class A common stock, net of allocated transaction costs		(4,252,433)
Plus:
Extension Funds from Sponsor	$ 1,373,380
Near Extension Note	686,690
Remeasurement of carrying value to redemption value	$ 1,135,977	$ 19,990,222
Class A common stock subject to possible redemption, as of December 31, 2021 (in Shares)	10,404,394	17,250,000
Class A common stock subject to possible redemption, as of December 31, 2021	$ 107,207,356	$ 172,500,000
Less:
Class A common stock redeemed, including Trust Account earnings of $32,631 (in Shares)	(6,845,606)
Class A common stock redeemed, including Trust Account earnings of $32,631	$ (68,488,691)